Annual Fund Operating Expenses - Retail - Vanguard Inflation-Protected Securities Fund	Apr. 29, 2021
Investor Shares
Operating Expenses:
Management Fees	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.20%
Admiral Shares
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.10%